Convertible senior notes - Schedule of convertible senior notes (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jan. 20, 2026
Loans and borrowings
Initial recognition	$ 145,100
Interest accretion	6,207
Convertible senior notes
Loans and borrowings
Allocation of gross proceeds	101,032
Transaction costs allocated	(4,913)
Initial recognition	96,119
Interest accretion	2,177
Ending balance	98,296
Non-current	98,296
Total	98,296
Principal value		$ 150,000
Derivative liability component (Notes)
Loans and borrowings
Transaction costs allocated	(2,400)
Trade and other payables
Loans and borrowings
Interest accretion	$ 4,030